Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of quantitative information associated with fair value measurements
The following table provides quantitative information regarding Level 3 f
a
ir value measurements inputs as their measurement dates:

As of September 30, 2021

Exercise price	$11.50
Stock price	$9.91
Volatility	26.6% - 45.2%
Term	5.17
Risk-free rate	1.0%
Dividend yield	0.0%

Planet Labs Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of assets and liabilities measured on recurring basis at fair value

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes as of October 31, 2021 and January 31, 2021 by level within the fair value hierarchy. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

	October 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$37,535	$—	$—
Restricted cash: money market funds	5,875	—	—

Total assets	43,410	—	—

Liabilities
Convertible notes	—	—	109,953
Preferred stock warrant liability	—	—	14,047

Total liabilities	$—	$—	$124,000

	January 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$50,449	$—	$—
Restricted cash: money market funds	5,165	—	—

Total assets	55,614	—	—

Liabilities
Convertible notes	—	—	101,212
Preferred stock warrant liability	—	—	11,359

Total liabilities	$—	$—	$112,571

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes as of January 31, 2021 and 2020 by level within the fair value hierarchy. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

	January 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$50,449	$—	$—
Restricted cash: money market funds	5,165	—	—

Total assets	$55,614	$—	$—

Liabilities
Convertible notes	$—	$—	$101,212
Preferred stock warrant liability	—	—	11,359

Total liabilities	$—	$—	$112,571

	January 31, 2020
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$13,991	$—	$—
Restricted cash: money market funds	5,886	—	—

Total assets	$19,877	$—	$—

Liabilities
Convertible notes	$—	$—	$10,804
Preferred stock warrant liability	—	—	3,849

Total liabilities	$—	$—	$14,653

Schedule of quantitative information associated with fair value measurements
The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)

Convertible Notes	$109,953	Market approach	Probability of Conversion upon Business Combination	100%

			Discount for lack of marketability	5%

Preferred Stock Warrant Liability	14,047	Black-Scholes	Expected Term	8.4 years

			Volatility	60%

			Risk-free interest rate	1.49%

			Dividend yield	0%

		Market approach	Probability of Conversion upon Business Combination	100%

			Discount for lack of marketability	5%

	Fair value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)

Convertible Notes	$101,212	Probability-weighted	Estimated time to liquidation	0.2-.5 years

			Volatility	35.00%

			Discount Yield	16.00%

			Risk-free interest rate	0.06%

Preferred Stock Warrant Liability	11,359	Option Pricing Method	Term	0.5-1.75 years

			Volatility	60.00%

			Discount for lack of marketability	10%- 17%

The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Convertible Notes	$101,212	Probability-weighted	Estimated time to liquidation	0.2-.5 years
			Volatility	35.0%
			Discount Yield	16.0%
			Risk-free interest rate	0.1%

Preferred Stock Warrant Liability	11,359	Option Pricing Method	Term	0.5-1.75 years
			Volatility	60%
			Discount for lack of marketability	10%- 17%

	Fair Value as of January 31, 2020	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Convertible Notes	$10,804	Probability-weighted	Estimated time to liquidation	2.0 years
			Discount Yield	27.6%
			Risk-free interest rate	1.6%

Preferred Stock Warrant Liability	3,849	Option Pricing Method	Term	2.0 years
			Volatility	60.0%
			Discount for lack of marketability	25.0%
			Risk-free interest rate	1.6%

Schedule fair value liabilities measured on recurring basis reconciliation
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended October 31, 2021 and 2020:

(in thousands)	Convertible Notes	Preferred Stock Warrant Liability
Fair value, January 31, 2020	$10,804	$3,849
Issuance	68,528	2,596
Extinguishment	(3,260)	—
Change in fair value	15,346	1,167

Fair value at end of period, October 31, 2020	$91,418	$7,612

Fair value, January 31, 2021	$101,212	$11,359
Change in fair value	8,741	2,688

Fair value at end of period, October 31, 2021	$109,953	$14,047

The following table presents changes in Level 3 liabilities measured at fair value for the years ended January 31, 2021 and 2020:

(in thousands)	Convertible Notes	Preferred Stock Warrant Liability
Fair value, February 1, 2019	$—	$3,897
Issuance	10,963	—
Change in fair value	(159)	(48)

Fair value at end of year, January 31, 2020	10,804	3,849
Issuance	68,529	2,596
Extinguishment	(3,260)	—
Change in fair value	25,139	4,914

Fair value at end of year, January 31, 2021	$101,212	$11,359